Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Schedule of inventories, net
	June 30,	December 31,
	2022	2021
Raw materials	$279,738	$212,736
Finished products	253,447	178,748
	$533,185	$391,484